Supplemental Financial Information - Receivables, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable from third parties	$ 463	$ 425
Allowance for doubtful accounts	(4)	(4)
Accounts receivable from equity-accounted investees (net)		20
Other receivables	51	38
Accounts receivable	$ 510	$ 479